Credit risk concentrations (Details) - Credit Availability Concentration Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Credit exposure, Sub-total	$ 6,558,344	$ 7,034,052
Credit exposure, General allowance	(21,843)	(32,509)
Credit exposure, Total	6,536,501	7,001,543
Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	113,920	14,242
Barbados
Concentration Risk [Line Items]
Credit exposure, Sub-total	3,750	7,500
Belgium
Concentration Risk [Line Items]
Credit exposure, Sub-total	4,767	1,722
Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,566,280	2,451,254
Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	386,322	514,861
Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	967,440	978,561
Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	334,457	444,119
Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	12,852	20,963
New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	7,951	785
Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	25,440	42,477
Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	120,000	65,117
South Africa
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,726	71
Sweden
Concentration Risk [Line Items]
Credit exposure, Sub-total	505	1,550
Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	5,743	5,833
The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	19,103	26,682
United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,443,385	1,581,547
United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	544,703	876,642
Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	126
Cash due from banks, resell agreements and short-term investments
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,963,891	2,770,219
Credit exposure, General allowance	0	0
Credit exposure, Total	1,963,891	2,770,219
Cash due from banks, resell agreements and short-term investments | Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	113,920	14,242
Cash due from banks, resell agreements and short-term investments | Barbados
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Cash due from banks, resell agreements and short-term investments | Belgium
Concentration Risk [Line Items]
Credit exposure, Sub-total	4,767	1,722
Cash due from banks, resell agreements and short-term investments | Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	14,512	23,505
Cash due from banks, resell agreements and short-term investments | Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	386,322	514,861
Cash due from banks, resell agreements and short-term investments | Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	67,942	40,356
Cash due from banks, resell agreements and short-term investments | Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	3	1
Cash due from banks, resell agreements and short-term investments | Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	12,852	20,963
Cash due from banks, resell agreements and short-term investments | New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	7,951	785
Cash due from banks, resell agreements and short-term investments | Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	25,440	42,477
Cash due from banks, resell agreements and short-term investments | Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Cash due from banks, resell agreements and short-term investments | South Africa
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,726	71
Cash due from banks, resell agreements and short-term investments | Sweden
Concentration Risk [Line Items]
Credit exposure, Sub-total	505	1,550
Cash due from banks, resell agreements and short-term investments | Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	5,743	5,833
Cash due from banks, resell agreements and short-term investments | The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,652	2,822
Cash due from banks, resell agreements and short-term investments | United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	775,853	1,224,263
Cash due from banks, resell agreements and short-term investments | United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	544,703	876,642
Cash due from banks, resell agreements and short-term investments | Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	126
Loans
Concentration Risk [Line Items]
Credit exposure, Sub-total	3,798,705	3,602,987
Credit exposure, General allowance	(21,843)	(32,509)
Credit exposure, Total	3,776,862	3,570,478
Loans | Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Barbados
Concentration Risk [Line Items]
Credit exposure, Sub-total	3,750	7,500
Loans | Belgium
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,132,918	2,105,195
Loans | Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	669,767	706,994
Loans | Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	292,806	337,037
Loans | Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	120,000	65,117
Loans | South Africa
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Sweden
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	17,451	23,860
Loans | United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	562,013	357,284
Loans | United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Banks and financial services
Concentration Risk [Line Items]
Credit exposure, Sub-total	459,132	321,680
Loans | Commercial and merchandising
Concentration Risk [Line Items]
Credit exposure, Sub-total	261,560	266,976
Loans | Governments
Concentration Risk [Line Items]
Credit exposure, Sub-total	153,952	112,857
Loans | Individuals
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,274,632	2,299,852
Loans | Primary industry and manufacturing
Concentration Risk [Line Items]
Credit exposure, Sub-total	59,532	34,304
Loans | Real estate
Concentration Risk [Line Items]
Credit exposure, Sub-total	439,595	418,946
Loans | Hospitality industry
Concentration Risk [Line Items]
Credit exposure, Sub-total	144,808	142,707
Loans | Transport and communication
Concentration Risk [Line Items]
Credit exposure, Sub-total	5,494	5,665
Off-balance sheet
Concentration Risk [Line Items]
Credit exposure, Sub-total	795,748	660,846
Credit exposure, General allowance	0	0
Credit exposure, Total	795,748	660,846
Off-balance sheet | Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Barbados
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Belgium
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	418,850	322,554
Off-balance sheet | Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	229,731	231,211
Off-balance sheet | Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	41,648	107,081
Off-balance sheet | Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | South Africa
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Sweden
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	105,519	0
Off-balance sheet | United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Banks and financial services
Concentration Risk [Line Items]
Credit exposure, Sub-total	390,278	393,148
Off-balance sheet | Commercial and merchandising
Concentration Risk [Line Items]
Credit exposure, Sub-total	193,583	139,264
Off-balance sheet | Governments
Concentration Risk [Line Items]
Credit exposure, Sub-total	85,807	709
Off-balance sheet | Individuals
Concentration Risk [Line Items]
Credit exposure, Sub-total	114,215	108,810
Off-balance sheet | Primary industry and manufacturing
Concentration Risk [Line Items]
Credit exposure, Sub-total	9,567	2,095
Off-balance sheet | Real estate
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,225	12,467
Off-balance sheet | Hospitality industry
Concentration Risk [Line Items]
Credit exposure, Sub-total	73	4,353
Off-balance sheet | Transport and communication
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Total credit exposure
Concentration Risk [Line Items]
Credit exposure, Sub-total	4,594,453	4,263,833
Credit exposure, General allowance	(21,843)	(32,509)
Credit exposure, Total	4,572,610	4,231,324
Total credit exposure | Banks and financial services
Concentration Risk [Line Items]
Credit exposure, Sub-total	849,410	714,828
Total credit exposure | Commercial and merchandising
Concentration Risk [Line Items]
Credit exposure, Sub-total	455,143	406,240
Total credit exposure | Governments
Concentration Risk [Line Items]
Credit exposure, Sub-total	239,759	113,566
Total credit exposure | Individuals
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,388,847	2,408,662
Total credit exposure | Primary industry and manufacturing
Concentration Risk [Line Items]
Credit exposure, Sub-total	69,099	36,399
Total credit exposure | Real estate
Concentration Risk [Line Items]
Credit exposure, Sub-total	441,820	431,413
Total credit exposure | Hospitality industry
Concentration Risk [Line Items]
Credit exposure, Sub-total	144,881	147,060
Total credit exposure | Transport and communication
Concentration Risk [Line Items]
Credit exposure, Sub-total	$ 5,494	$ 5,665